Note 2 - Allowance for Doubtful Accounts (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Allowance for Doubtful Accounts Receivable	$ 474,000	$ 498,000